RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	$ 30,900,000	$ 24,512,000
Long-term restricted cash	190,523,000	185,270,000
Total security lease deposits for lease obligations	195,921,000	190,516,000
Included in short-term restricted cash and short-term investments	(5,398,000)	(5,246,000)
Minimum amount of cash and cash equivalents	20,000,000
Methane Princess Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total security lease deposits for lease obligations	150,913,000	145,508,000
Golar Grand Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total security lease deposits for lease obligations	45,008,000	45,008,000
Security Lease Deposit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	5,398,000	5,246,000
Mazo Facility [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	11,034,000	10,254,000
Golar Freeze [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	8,994,000	9,012,000
NR Satu facility [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term restricted cash	$ 5,474,000	$ 0